Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Schedule of financial information of the Group's consolidated VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income (loss) attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2024	2025
	RMB	RMB
Total assets	6,504,813	5,678,365
Total current liabilities	(899,497)	(928,299)
Total liabilities	(901,256)	(930,527)

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	372,530	306,576	292,344
Total operating expenses	(62,931)	(56,759)	(35,938)
Net income	235,406	308,464	341,871

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(721,336)	(749,147)	(399,537)
Net cash used in investing activities	(123,591)	(155,901)	(505,959)
Net cash used in financing activities	—	(1,854)	—

Schedule of classification and estimated useful lives of plant and equipment

Estimated useful life
Buildings	20 to 30 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	4 to 5 years
Software	1 to 10 years

Schedule of estimated economic lives of the intangible assets

Estimated economic life
Trademarks	2-5 years
Payment license	Indefinite life

Schedule of revenue

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Product revenues
Womenswear and menswear	37,628,436	34,825,405	32,332,442
Shoes and bags	9,384,021	8,301,476	7,645,338
Skincare and cosmetics	15,669,280	14,015,643	13,069,012
Sportswear and sporting goods	13,870,228	13,748,205	14,030,473
Home goods and other lifestyle products	8,620,465	8,553,989	9,511,250
Baby and children products	9,606,808	9,032,306	11,061,599
Supermarket and other products	10,834,247	12,257,526	9,748,712
	105,613,485	100,734,550	97,398,826
Other revenues	7,242,535	7,686,282	8,520,720
Total net revenues	112,856,020	108,420,832	105,919,546

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues recognized at a point in time	108,123,465	103,076,990	99,718,096
Revenues recognized over time	4,732,555	5,343,842	6,201,450
Total net revenues	112,856,020	108,420,832	105,919,546